QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of InvestmentsSeptember 30, 2023 (unaudited)

		Shares	Value
99.40%	COMMON STOCK

12.59%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	629	$58,893
	Alphabet, Inc. Class A(A)	22,780	2,980,991
	AT&T, Inc.	11,469	172,264
	Charter Communications(A)	619	272,249
	Electronic Arts, Inc.	107	12,883
	Fox Corp. Class A	1,052	32,822
	Live Nation Entertainment(A)	37	3,072
	Match Group, Inc.(A)	1,445	56,608
	Meta Platforms, Inc.(A)	6,762	2,030,020
	Netflix.com, Inc.(A)	312	117,811
	Omnicom Group, Inc.	760	56,605
	TakeTwo Interactive Soft(A)	160	22,462
	The Interpublic Group	691	19,804
	TMobile US, Inc.	1,087	152,234
	Verizon Communications	8,680	281,319
	Warner Bros Discovery, Inc.(A)	4,179	45,384
			6,315,421

9.53%	CONSUMER DISCRETIONARY
	Advance Auto Parts	156	8,725
	Autozone, Inc.(A)	93	236,219
	Bath & Body Works, Inc.	601	20,314
	Best Buy Co., Inc.	527	36,611
	Booking Holdings, Inc.(A)	39	120,274
	BorgWarner, Inc.	548	22,123
	Chipotle Mexican Grill(A)	8	14,655
	DR Horton, Inc.	1,241	133,370
	Darden Restaurant, Inc.	93	13,319
	Domino’s Pizza, Inc.	190	71,970
	Ebay, Inc.	309	13,624
	Etsy, Inc.(A)	229	14,789
	Expedia Group, Inc.(A)	110	11,338
	Garmin Ltd. ADR	269	28,299
	Hasbro, Inc.	611	40,411
	Hilton Worldwide	1,081	162,344
	Home Depot, Inc.	4,417	1,334,641
	Lennar Corp.	1,017	114,138
	LKQ Corp.	463	22,923
	Lowe’s Cos., Inc.	2,003	416,303

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
	Marriott International, Class A	1,027	$201,867
	McDonald’s Corp.	808	212,860
	Newell Brands, Inc.	86	777
	Nike, Inc. Class B	1,784	170,586
	NVR, Inc.(A)	9	53,670
	O’Reilly Automotive, Inc.(A)	337	306,286
	Phinia, Inc.	100	2,679
	Polo Ralph Lauren Corp.	11	1,277
	Pool Corp.	228	81,191
	Pulte Group, Inc.	687	50,872
	Ross Stores, Inc.	262	29,593
	Starbucks Corp.	841	76,758
	Tapestry, Inc.(A)	538	15,467
	Tesla, Inc.(A)	1,994	498,939
	TJX Companies, Inc.	923	82,036
	Tractor Supply Co.	175	35,534
	Ulta Beauty, Inc.(A)	31	12,383
	VF Corp.	399	7,050
	Yum! Brands, Inc.	857	107,074
			4,783,289

4.70%	CONSUMER STAPLES
	Altria Group, Inc.	3,670	154,323
	Archer-Daniels-Midland Co.	401	30,243
	Brown-Forman Corp. Class B	239	13,788
	Bunge Ltd. ADR	310	33,557
	Campbell Soup Co.	156	6,408
	Church & Dwight Co.	308	28,222
	The Clorox Co.	21	2,752
	Coca Cola Co.	3,640	203,767
	Colgate-Palmolive Co.	800	56,888
	Conagra Brands, Inc.	87	2,386
	Constellation Brands, Inc.	171	42,977
	Costco Wholesale Corp.	405	228,809
	Dollar General Corp.	397	42,003
	Dollar Tree, Inc.(A)	235	25,016
	Estee Lauder Cos. Class A	307	44,377
	General Mills, Inc.	771	49,336
	Hormel Foods Corp.	160	6,085
	Kellanova	346	20,590
	Keurig Dr. Pepper, Inc.	1,908	60,236
	Kimberly-Clark Corp.	159	19,215

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
	The Kraft Heinz Co.	533	$17,930
	Kroger Co.	929	41,573
	Lamb Weston Holding	6	555
	McCormick & Co.	90	6,808
	Mondelez International	994	68,984
	Monster Beverage Corp.(A)	751	39,765
	PepsiCo, Inc.	1,017	172,320
	The Procter & Gamble Co.	2,214	322,934
	Sysco Corp.	239	15,786
	Target Corp.	463	51,194
	The Hershey Company	231	46,218
	The JM Smucker Co.	103	12,660
	Tyson Foods, Inc. Class A	777	39,231
	Walgreens Boots Alliance	917	20,394
	Walmart, Inc.	2,703	432,291
			2,359,621

5.80%	ENERGY
	APA Corp.	999	41,059
	Chevron Corp.	2,482	418,515
	ConocoPhillips	2,214	265,237
	Coterra Energy Inc.	2,061	55,750
	Devon Energy Corp.	1,537	73,315
	Diamondback Energy, Inc.	488	75,581
	EOG Resources, Inc.	945	119,788
	EQT Corp.	991	40,215
	Exxon Mobil Corp.	5,887	692,193
	Halliburton Co.	912	36,936
	Hess Corp.	251	38,403
	Kinder Morgan, Inc.	1,070	17,741
	Marathon Oil Corp.	843	22,550
	Marathon Petroleum Corp.	1,770	267,872
	Occidental Petroleum Corp.	1,832	118,860
	Oneok, Inc.	948	60,132
	Phillips	1,214	145,862
	Pioneer Natural Resources	548	125,793
	Schlumberger Ltd. ADR	680	39,644
	Valero Energy Corp.	1,452	205,763
	Williams Cos., Inc.	1,520	51,209
			2,912,418

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
13.51%	FINANCIALS
	Aflac, Inc.	804	$61,707
	Allstate Corp.	97	10,807
	AON plc ADR	1,152	373,501
	Arch Capital Group Ltd. ADR(A)	530	42,246
	Arthur J Gallagher & Co.	119	27,124
	Assurant, Inc.	10	1,436
	Bank of America Corp.	4,894	133,998
	Bank of New York Mellon	165	7,037
	Blackrock	78	50,426
	Chubb Limited ADR	424	88,268
	CME Group, Inc.	39	7,809
	Comerica, Inc.	318	13,213
	Everest Group Ltd. ADR	22	8,177
	Fidelity National Info	1,854	102,471
	Fifth Third Bancorp	684	17,326
	Fiserv, Inc.(A)	2,764	312,221
	Fleetcor Technologies, Inc.(A)	384	98,051
	Global Payments, Inc.	874	100,851
	Globe Life, Inc.	24	2,610
	Hartford Financial Services Group, Inc.	245	17,373
	Intercontinental Exchange	935	102,869
	Jack Henry & Assoc.	9	1,360
	JPMorgan Chase & Co.	2,664	386,333
	M & T Bank Corp.	102	12,898
	Marketaxess Holdings, Inc.	13	2,777
	Marsh & Mclennan Cos, Inc.	691	131,497
	Mastercard, Inc. Class A	5,415	2,143,853
	Metlife, Inc.	467	29,379
	Moody’s Corporation	385	121,725
	MSCI, Inc.	109	55,926
	Northern Trust Corp.	110	7,643
	Paypal Holdings, Inc.(A)	2,027	118,498
	Principal Financial Group, Inc.	150	10,810
	Regions Financial Corp.	1,290	22,188
	S&P 500 Global, Inc.	1,161	424,241
	State Street Corp.	161	10,781
	T Rowe Price Group, Inc.	175	18,352
	The Charles Schwab Corp.	1,927	105,792
	Travelers Companies, Inc.	150	24,496
	US Bancorp	2,297	75,939
	Visa, Inc.	5,945	1,367,409

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
	Wells Fargo & Co.	2,229	$91,077
	Willis Towers Watson plc ADR	23	4,806
	W.R. Berkley Corp.	344	21,841
	Zions Bancorp	245	8,548
			6,777,690

14.62%	HEALTH CARE
	Abbott Laboratories	2,661	257,718
	Abbvie, Inc.	6,005	895,105
	Agilent Technologies, Inc.	262	29,297
	Align Technology, Inc.(A)	23	7,022
	Amgen, Inc.	1,484	398,840
	Baxter International, Inc.	15	566
	Becton Dickinson & Co.	86	22,234
	Biogen, Inc.(A)	168	43,178
	BioTechne Corp.	16	1,089
	Boston Scientific Corp.(A)	752	39,706
	Bristol Myers Squibb Co.	6,534	379,233
	Cardinal Health, Inc.	459	39,850
	Cencora, Inc.	688	123,819
	Centene Corp.(A)	319	21,973
	Charles River Laboratorie(A)	38	7,447
	The Cigna Group	97	27,749
	CVS Health Corp.	2,071	144,597
	Danaher Corp.	795	197,240
	Davita, Inc.(A)	305	28,832
	Dentsply Sirona, Inc.	11	376
	Dexcom, Inc.(A)	79	7,371
	Edwards Lifescience Corp.(A)	758	52,514
	Elevance Health, Inc.	170	74,021
	Eli Lilly and Co.	621	333,558
	Fortrea Holdings, Inc.(A)	100	2,859
	GE Healthcare Technologies, Inc.	230	15,649
	Gilead Sciences, Inc.	3,906	292,716
	Hca Healthcare, Inc.	479	117,824
	Henry Schein, Inc.(A)	171	12,697
	Hologic, Inc.(A)	923	64,056
	Humana, Inc.	84	40,868
	Idexx Laboratories, Inc.(A)	89	38,917
	Incyte Corp.(A)	230	13,287
	Insulet Corp.(A)	2	319
	Intuitive Surgical, Inc.(A)	93	27,183

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
	Iqvia Holdings, Inc.(A)	611	$120,214
	Johnson & Johnson	5,463	850,862
	Laboratory Corp. of America	100	20,105
	McKesson Corp.	469	203,945
	Medtronic plc ADR	863	67,625
	Merck & Company, Inc.	5,765	593,507
	Mettler Toledo Intl, Inc.(A)	84	93,078
	Moderna, Inc.(A)	1,094	112,999
	Molina Healthcare, Inc.(A)	99	32,461
	Organon & Co.	921	15,989
	Pfizer, Inc.	16,093	533,805
	Quest Diagnostics, Inc.	42	5,118
	Regeneron Pharmaceuticals(A)	115	94,640
	Resmed, Inc.	99	14,639
	Revvity, Inc.	93	10,295
	Stryker Corp.	327	89,359
	Teleflex, Inc.	35	6,874
	Thermo Fisher Scientific	957	484,405
	Vertex Pharmaceuticals(A)	272	94,585
	Viatris, Inc.	10	99
	Waters Corp.(A)	108	29,615
	West Pharmaceutical Services, Inc.	19	7,129
	Zimmer Biomet Holdings	81	9,090
	Zoetis, Inc.	497	86,468
			7,336,616

5.75%	INDUSTRIALS
	Alaska Air Group, Inc.(A)	16	593
	Ametek, Inc.	461	68,117
	A.O. Smith Corp.	159	10,515
	Broadridge Financial Solutions, Inc.	81	14,503
	Carrier Global Corp.	1,242	68,558
	Caterpillar, Inc.	725	197,925
	C.H. Robinson Worldwide, Inc.	555	47,802
	Cintas Corp.	107	51,468
	Copart, Inc.(A)	1,716	73,942
	CSX Corp.	4,554	140,036
	Delta Air Lines, Inc.	20	740
	Dover Corp.	263	36,691
	Eaton Corp. plc	98	20,901
	Expeditors International of Washington, Inc.	531	60,869
	Fastenal Co.	686	37,483

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

	Shares	Value
FedEx Corp.	189	$50,070
Fortive Corporation	247	18,318
General Dynamics Corp.	255	56,347
Grainger WW, Inc.	83	57,423
Honeywell International	721	133,198
Howmet Aerospace, Inc.	11	509
J.B. Hunt Transport Services, Inc.	179	33,745
Huntington Ingalls Industries, Inc.	21	4,296
Idex Corp.	16	3,328
Illinois Tool Works, Inc.	342	78,766
Ingersoll Rand, Inc.	465	29,630
Johnson Controls International ADR	1	53
L3Harris Technologies, Inc.	185	32,212
Leidos Holdings	554	51,057
Lockheed Martin Corp.	424	173,399
M Co.	1,174	109,910
Masco Corp.	1,064	56,871
Nordson Corp.	27	6,026
Norfolk Southern Corp.	497	97,874
Northrop Grumman Corp.	397	174,755
Old Dominion Freight	96	39,277
Otis Worldwide Corp.	1,720	138,133
Paychex, Inc.	256	29,524
Quanta Services, Inc.	75	14,030
Robert Half, Inc.	236	17,294
Rockwell Automation, Inc.	91	26,014
Rollins, Inc.	249	9,295
RTX Corp.	340	24,470
Snap-On, Inc.	87	22,190
Southwest Airlines	153	4,142
Textron, Inc.	83	6,486
Trane Technologies plc ADR	248	50,322
Transdigm Group, Inc.	24	20,235
Union Pacific Corp.	1,303	265,330
UPS Inc. Class B	934	145,583
Verisk Analytics, Inc.	228	53,863
Wabtec Corp.	162	17,216
Waste Management, Inc.	22	3,354
Xylem, Inc.	1	91
		2,884,779

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
14.06%	INFORMATION TECHNOLOGY: Hardware
	Advanced Micro Devices(A)	3,421	$351,747
	Amphenol Corp. Class A	688	57,785
	Analog Devices, Inc.	466	81,592
	Apple, Inc.	21,361	3,657,217
	Applied Materials, Inc.	2,702	374,092
	Arista Networks, Inc.(A)	178	32,740
	Corning, Inc.	912	27,789
	Enphase Energy, Inc.(A)	77	9,252
	Hewlett-Packard Enterprise	1,427	24,787
	HP, Inc.	3,874	99,562
	International Business Machines	775	108,733
	Juniper Networks, Inc.	237	6,586
	Keysight Technologies, Inc.(A)	103	13,628
	Lam Research Corp.	393	246,321
	Microchip Technology, Inc.	1,768	137,992
	Micron Technology, Inc.	1,988	135,244
	Monolithic Power Systems, Inc.	2	924
	Motorola Solutions, Inc.	181	49,275
	Nvidia Corp.	1,097	477,184
	On Semiconductor Corp.(A)	548	50,937
	Texas Instruments, Inc.	3,825	608,213
	NXP Semiconductors NV ADR	460	91,963
	Qualcomm, Inc.	2,825	313,744
	Skyworks Solutions, Inc.	239	23,563
	TE Connectivity Ltd. ADR	182	22,482
	Teledyne Technologies, Inc.(A)	13	5,312
	Teradyne, Inc.	251	25,215
	Western Digital Co.(A)	380	17,339
			7,051,218

15.05%	INFORMATION TECHNOLOGY: Software & Services
	Accenture plc ADR	1,165	357,783
	Adobe, Inc.(A)	1,171	597,093
	Akamai Technologies, Inc.(A)	166	17,686
	Ansys, Inc.(A)	14	4,166
	Auto Desk(A)	256	52,969
	Broadcom, Inc.	1,705	1,416,139
	Cadence Design Systems(A)	106	24,836
	CDW Corp./DE	560	112,986
	Cisco Systems, Inc.	5,837	313,797
	Cognizant Tech Solutions	569	38,544

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

		Shares	Value
	DXC Technology Co.(A)	326	$6,790
	EPAM Systems, Inc.(A)	14	3,580
	F5, Inc.(A)	23	3,706
	Fair Isaac Corp.(A)	99	85,984
	Fortinet, Inc.(A)	623	36,558
	Gartner Group, Inc.(A)	251	86,246
	Gen Digital, Inc.	832	14,710
	KLA Corp.	611	280,241
	Microsoft Corp.	9,984	3,152,448
	NetApp, Inc.	322	24,433
	Oracle Corp.	5,084	538,497
	PTC, Inc.(A)	25	3,542
	Qorvo, Inc.(A)	234	22,340
	Roper Technologies, Inc.	266	128,818
	Salesforce, Inc.(A)	334	67,728
	Seagate Technology Holdings plc ADR	235	15,498
	Servicenow, Inc.(A)	11	6,149
	Synopsys, Inc.(A)	84	38,553
	Trimble Navigation, Ltd.(A)	317	17,074
	Tyler Technologies, Inc.(A)	11	4,247
	Verisign, Inc.(A)	385	77,974
			7,551,115

1.99%	MATERIALS
	Air Products & Chemicals	120	34,008
	Amcor plc ADR	2,102	19,254
	Avery Dennison Corp.	97	17,719
	CF Industries Holdings	420	36,011
	Corteva, Inc.	378	19,338
	Dow, Inc.	835	43,053
	Eastman Chemical Co.	81	6,214
	Ecolab, Inc.	77	13,044
	FMC Corp.	479	32,079
	Freeport-McMoRan, Inc.	2,457	91,622
	International Paper	1,125	39,904
	LyondellBasell Industries NV ADR	844	79,927
	Martin Marietta Materials	36	14,777
	The Mosaic Co.	756	26,914
	New Linde plc ADR	102	37,980
	Newmont Goldcorp Corp.	168	6,208
	Nucor Corp.	1,097	171,516
	Packaging Corp. of America	116	17,812

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

See Notes to Schedule of Investments

QUARTERLY REPORT

		Shares	Value
	PPG Industries, Inc.	180	$23,364
	Sealed Air Corp.	401	13,177
	Sherwin-Williams Co.	654	166,803
	Steel Dynamics, Inc.	784	84,060
	Vulcan Materials Co.	13	2,626
	Westrock Co.	11	394
			997,804

1.54%	REAL ESTATE
	American Tower Corp. REIT	2,393	393,529
	Avalonbay Communities, Inc.	6	1,030
	CBRE Group, Inc.(A)	623	46,015
	Crown Castle, Inc.	459	42,242
	Equity Residential	414	24,306
	Essex Property	27	5,726
	Healthpeak Properties, Inc.	172	3,158
	Host Hotels & Resorts	1,148	18,448
	Invitation Homes, Inc.	89	2,820
	Kimco Realty Corp.	169	2,973
	MidAmerica Apartment	79	10,163
	Public Storage	110	28,987
	Regency Centers Corp.	4	238
	Simon Property Group, Inc.	1,025	110,731
	Ventas, Inc.	677	28,522
	Weyerhaeuser Co.	1,686	51,693
			770,581

0.26%	UTILITIES
	Centerpoint Energy, Inc.	176	4,726
	Constellation Energy Corp.	1,094	119,334
	Firstenergy Corp.	161	5,503
	Public Service Enterprise Group, Inc.	40	2,276
			131,839

99.40%	TOTAL COMMON STOCK
	(Cost: $49,425,131)		49,872,391

99.40%	TOTAL INVESTMENTS		49,872,391
	(Cost: $49,425,131)
0.60%	Assets net of liabilities		298,556
100.00%	NET ASSETS		$50,170,947

(A)Non-income producing

QUARTERLY REPORT

Applied Finance Value Large Cap ETF Fund

Schedule of Investments - continuedSeptember 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

		Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$49,872,391	$—	$—	$49,872,391
TOTAL INVESTMENTS	$49,872,391	$—	$—	$49,872,391

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2023.

At September 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $49,425,131 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,058,747
Gross unrealized depreciation	(1,611,487)
Net unrealized appreciation	$447,260